Derivative financial instruments - Hedging instruments which are carried on the Barclays Bank's balance sheet (Cash flow hedges and hedges of net investments in foreign operations) (Details)
£ in Millions
	12 Months Ended
	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 GBP (£)
Directly impacted by IBOR reform [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	46,344
Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Change in fair value used as a basis to determine hedge ineffectiveness	£ 1,412	£ 847
Nominal amount	46,318	45,679
Cash flow hedges [member] | Directly impacted by IBOR reform [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	27,160	26,896
Cash flow hedges [member] | Interest rate risk [member]
Disclosure of detailed information about hedging instruments [line items]
Change in fair value used as a basis to determine hedge ineffectiveness	£ 1,300	£ 816
Nominal amount	42,520	44,421
Cash flow hedges [member] | Interest rate risk [member] | Directly impacted by IBOR reform [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	27,160	26,896
Cash flow hedges [member] | Foreign exchange risk [member]
Disclosure of detailed information about hedging instruments [line items]
Change in fair value used as a basis to determine hedge ineffectiveness	£ 70
Nominal amount	1,000
Cash flow hedges [member] | Foreign exchange risk [member] | Directly impacted by IBOR reform [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	0
Cash flow hedges [member] | Inflation risk [member]
Disclosure of detailed information about hedging instruments [line items]
Change in fair value used as a basis to determine hedge ineffectiveness	£ 42	£ 31
Nominal amount	2,798	1,258
Cash flow hedges [member] | Inflation risk [member] | Directly impacted by IBOR reform [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	0	0
Hedges of net investment [member] | Foreign exchange risk [member]
Disclosure of detailed information about hedging instruments [line items]
Change in fair value used as a basis to determine hedge ineffectiveness	£ 94	£ (282)
Nominal amount	5,623	9,221
Hedges of net investment [member] | Foreign exchange risk [member] | Directly impacted by IBOR reform [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	0	0
Derivatives [member] | Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, assets	£ 116	£ 28
Hedging instrument, liabilities	0	(1)
Derivatives [member] | Cash flow hedges [member] | Interest rate risk [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, assets	47	24
Hedging instrument, liabilities	0	(1)
Derivatives [member] | Cash flow hedges [member] | Foreign exchange risk [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, assets	67
Hedging instrument, liabilities	0
Derivatives [member] | Cash flow hedges [member] | Inflation risk [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, assets	2	4
Hedging instrument, liabilities	0	0
Derivatives [member] | Hedges of net investment [member] | Foreign exchange risk [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, assets	25	30
Hedging instrument, liabilities	0	0
Loan liabilities [member] | Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, liabilities	0	0
Loan liabilities [member] | Cash flow hedges [member] | Interest rate risk [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, liabilities	0	0
Loan liabilities [member] | Cash flow hedges [member] | Foreign exchange risk [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, liabilities	0
Loan liabilities [member] | Cash flow hedges [member] | Inflation risk [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, liabilities	0	0
Loan liabilities [member] | Hedges of net investment [member] | Foreign exchange risk [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, liabilities	£ (4,832)	£ (8,076)